Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements of Comprehensive Income [Abstract]
Net income		$ 481	$ 1,235	$ 347
Components of other comprehensive income that will be reclassified subsequently to net income (loss)
Currency translation differences		(20)	(95)	152
Net change in fair value of cash flow hedges transferred to the statement of income		(38)	0	0
Effective portion of the change in fair value of cash flow hedges		42	0	0
Tax relating to items that will be reclassified subsequently to net income		(1)	0	5
Total		(17)	(95)	157
Components of other comprehensive income that will not be reclassified to net income (loss)
Net changes of investments at fair value through other comprehensive income	[1]	10	(58)	(57)
Actuarial gains (losses) from defined benefit plans		(75)	56	(17)
Tax relating to items that will not be reclassified to net income		10	(3)	3
Total		(55)	(5)	(71)
Total comprehensive income (loss)		409	1,135	433
Comprehensive income (loss) attributable to the non-controlling interests		4	(9)	(13)
Comprehensive income attributable to the shareholders of the Company		$ 405	$ 1,144	$ 446

[1]	As of January 1, 2018, ICL applies IFRS 9, Financial Instrument, according to which, gain and losses from investments at fair value through other comprehensive income are recognized in other comprehensive income and are never reclassified to profit or loss.